Concentration of Risk (Details) (Total Revenues, Advised Entities)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total Revenues | Advised Entities
Concentration of Risk
Percentage of total net revenue	47.00%	47.00%	75.00%